Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Condensed Balance Sheets	Condensed balance sheets
		As of December 31,
	Note	2022	2023
		$	$
ASSETS
Current assets
Prepaid expenses and other current assets		1,514	4,078
Amount due from related parties		38,405	33,647

Total current assets		39,919	37,725

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(18,166)	(7,391)

Total non-current assets		(18,166)	(7,391)

Total assets		21,753	30,334

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		14,658	14,634

Total current liabilities		14,658	14,634

Total liabilities		14,658	14,634

Shareholders’ (deficit) equity
Additional paid-in capital		310,267	345,338
Accumulated deficit		(305,073)	(331,539)
Statutory reserve		1,901	1,901

Total shareholders’ equity (deficit)		7,095	15,700

Total liabilities and shareholders’ equity		21,753	30,334

Schedule of Condensed Statements of Operations	Condensed statements of operations
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Operating Expenses
General and administrative expenses	(2,450)	(1,653)	(2,045)

Operating loss	(2,450)	(1,653)	(2,045)

Share of losses of subsidiaries and Consolidated VIEs	(54,152)	(37,208)	(24,876)

Loss before income taxes	(56,602)	(38,861)	(26,921)
Income tax expense	-	-	-

Net loss	(56,602)	(38,861)	(26,921)

Schedule of Condensed Statements of Comprehensive Income (Loss)	Condensed statements of comprehensive income (loss)
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Net loss	(56,602)	(38,861)	(26,921)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	507	(1,456)	(262)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss	(56,095)	(40,317)	(27,183)
Comprehensive loss attributable to the Company’s ordinary shareholders	(56,085)	(40,393)	(27,201)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
For the years ended December 31,
	2021	2022	2023
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	-
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

Schedule of Related Party Balances	Related parties
Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

Parent [Member]
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Related Party Balances	The Company had the following related party balances as of December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	$	$
Amount due from (to) related parties
- Borqs HK	17,280	15,695
- Borqs Beijing	(113)	(136)
- Borqs USA	808	808
- Borqs International	20,430	17,280